PROPERTY, PLANT AND EQUIPMENT - Depreciation Expense and Impairment Losses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	€ (256,000,000)	€ (197,000,000)	€ (171,000,000)
Impairment charges related to cash-generating units	0
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	(237,000,000)	(184,000,000)	(160,000,000)
Selling and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	(13,000,000)	(9,000,000)	(8,000,000)
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	€ (6,000,000)	€ (4,000,000)	€ (3,000,000)